Deferred income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income related to contracts
Deferred Income	€ 2,809,133,000	€ 3,000,646,000	€ 149,801,000	€ 219,892,000
Non-current deferred income	2,365,974,000	2,586,348,000	0
Increase in deferred income (contract liabilities)	(207,787,000)	2,804,202,000	(153,312,000)
IFRS 15
Deferred income related to contracts
Deferred Income				303,112,000
Fee for services segment
Deferred income related to contracts
Deferred Income		362,000	471,000	248,000
Fee for services segment | IFRS 15
Deferred income related to contracts
Deferred Income				248,000
Gilead
Deferred income related to contracts
Deferred Income	4,286,852,000	4,012,108,000
Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred Income	818,700,000
Collaboration agreement for filgotinib | Gilead
Deferred income related to contracts
Deferred Income	818,654,000	780,261,000	€ 145,798,000	213,981,000
Non-current deferred income	604,900,000	594,700,000
Collaboration agreement for filgotinib | Gilead | IFRS 15
Deferred income related to contracts
Deferred Income				€ 257,814,000
Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred Income	1,990,400,000	2,220,000,000.0
Non-current deferred income	1,761,100	1,991,600
Gilead collaboration agreement for drug discovery platform | Gilead
Deferred income related to contracts
Deferred Income	1,990,412,000	2,220,013,000
Subsequent warrant B
Deferred income related to contracts
Deferred Income	7,900,000	€ 16,200,000
Grants
Deferred income related to contracts
Deferred Income	€ 100